Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrants [Abstract]
Warrants

Note 8 – Warrants

A summary of the activity of the warrants during the six months ended June 30, 2025, is follows:

	Number of Warrant	Weighted average Exercise price	Weighted average Remaining life (year)
Outstanding at December 31, 2024	5,145,943	$0.25	2.85
Grant	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at June 30, 2025	5,145,943	$0.25	2.35

Exercisable at June 30, 2025	5,145,943	$0.25	2.35

The intrinsic value of the warrants as of June 30, 2025, is $0. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.095 and $0.1469 for the Company’s common stock on June 30, 2025 and December 31, 2024, respectively.

Note 7 – Warrants

In February 2024, the Company issued 2,604,667 warrants in connection with the Purchase Agreement (Note 5), valued at $677,130. The Warrants expire five (5) years from the date of issuance. The warrants were earned and issued without recourse upon signature of the Purchase Agreement (Note 5) and recorded as a finance expense. The exercise price per warrant shall be calculated by dividing $30,000,000 by the total number of outstanding shares of common stock as of the exercise date.

In July 2024, the Company issued 2,541,276 warrants in connection with the extension of maturity of notes payable (Note 3), valued at $377,774 recorded as an inducement expense. The Warrants expire two (2) years from the date of issuance with an exercise price of $0.30 per share.

A summary of activity of the warrants during the year ended December 31, 2024, is follows:

	Number of	Weighted average	Weighted average Remaining
	Warrant	Exercise price	life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	5,145,943	0.25	3.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2024	5,145,943	$0.25	2.85

Exercisable at December 31, 2024	5,145,943	$0.25	2.85

The intrinsic value of the warrants as of December 31, 2024, is $0. All of the outstanding warrants are exercisable as of December 31, 2024.

Valuation

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions:

Year ended
December 31, 2024
Expected term	2 - 5 years
Expected average volatility	241 - 338%
Expected dividend yield	-
Risk-free interest rate	4.13 - 4.43%